Land and Other Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Land and Other Inventories [Abstract]
Land and Other Inventories

Land and other inventories consist of the following (in thousands):

	December 31,
	2015	2014
Land held for future development	$21,403	$20,844
Land developed and in process of development	348,648	269,764
Homes completed or under construction	212,480	92,576
Total	$582,531	$383,184

Interest incurred, capitialized and expensed

The following table represents interest incurred, interest capitalized, and interest expense for 2015, 2014 and 2013 (in thousands):

	For the Year Ended
	2015	2014	2013
Interest incurred	$28,207	$18,107	$9,296
Interest capitalized	(19,168)	(12,302)	(6,466)
Interest expense	$9,039	$5,805	$2,830